united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.0%
	AUSTRALIA - 1.3%
685	BHP Billiton Ltd.	$ 19,244
3,738	Qantas Airways Ltd.	13,361
8,984	Telstra Corp. Ltd.	24,583
		57,188
	CANADA - 2.2%
556	Air Canada *	19,227
1,541	Bausch Health Cos., Inc. *	37,212
499	BCE, Inc.	22,663
879	Power Financial Corp.	19,338
		98,440
	DENMARK - 0.6%
200	Carlsberg A/S	27,483

	EUROPE - 9.4%
216	Airbus SE	30,798
135	Allianz SE	31,625
492	ASR Nederland NV	18,641
146	Atos SE	11,876
624	Deutsche Lufthansa AG	9,987
2,767	Enel SpA *	19,098
1,384	Eni SpA	21,888
20	Kering SA	10,455
829	Koninklijke Ahold Delhaize NV	18,880
175	Koninklijke DSM NV	21,979
341	Koninklijke Phillips NV *	16,130
3,274	Mediobanca SpA	33,004
93	MTU Aero Engines AG	23,453
600	Neste Oyj	20,035
388	OMV AG	19,574
156	Pernod Ricard SA	27,625
893	Peugeot SA	21,238
1,338	Repsol SA	21,430
89	Sodexo SA	10,271
160	Solvay SA	16,542
585	Veolia Entertainment SA	14,883
58	Worldline SA *	4,185
		423,597
	GREAT BRITAIN - 8.9%
2,582	3i Group PLC	35,172
437	Anglo American PLC	10,910
2,782	Barratt Developments PLC	21,978
623	BHP GROUP PLC	15,136
6,983	BT Group PLC	16,518
191	Carnival PLC	8,660
2,350	GlaxoSmithKline PLC	48,992
831	Imperial Brands PLC	21,317
1,045	International Consolidated Airlines Group SA	10,690
6,016	J Sainsbury PLC	14,486
9,550	Legal & General Group PLC	30,614
1,980	Marks & Spencer Group PLC	5,040
103	Next PLC	7,648
Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.0% (Continued)
	GREAT BRITAIN - 8.9% (Continued)
776	Persimmon PLC	$ 19,089
260	Rio Tinto PLC	14,956
1,105	Royal Dutch Shell PLC	35,097
9,295	Taylor Wimpey PLC	18,415
6,916	Tesco PLC	18,910
450	The Berkeley Group Holdings PLC	21,368
12,488	Vodafone Group PLC	22,949
		397,945
	HONG KONG - 1.5%
1,500	CK Asset Holdings Limited	11,373
6,872	New World Development Co. Ltd.	9,745
998	Swire Pacific Limited	11,436
23,000	WH Group Ltd.	22,654
2,000	Wheelock & Co. Ltd.	12,673
		67,881
	ISREAL - 0.9%
5,164	Bank Leumi Le-Israel BM	37,908

	JAPAN - 7.1%
364	Alfresa Holdings Corp.	8,854
697	Hitachi Ltd.	24,985
1,000	ITOCHU Corp.	19,176
1,684	Isuzu Motors Ltd.	18,790
2,000	Japan Post Holdings Co. Ltd.	19,673
1,039	Kajima Corp.	13,474
970	Kansai Electric Power Co., Inc.	12,025
672	Mitsubishi Corp.	18,175
500	Mitsubishi Heavy Industries Ltd.	20,760
8,102	Mitsubishi UFJ Financial Group, Inc.	39,116
1,000	OLYMPUS Corp.	10,988
1,500	Rakuten, Inc.	15,418
2,000	Ricoh Co. Ltd.	18,457
490	Showa Denko KK	13,304
1,142	Sumitomo Corp.	17,076
1,054	Sumitomo Mitsui Financial Group, Inc.	36,957
444	Tokyo Gas Co. Ltd.	11,129
		318,357
	SWEDEN - 1.8%
3,787	Skandinaviska Enskilda Banken AB	35,947
2,469	Telefonaktiebolaget LM Ericsson	21,902
1,494	Volvo AB	22,465
		80,314
Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.0% (Continued)
	SWITZERLAND - 2.0%
387	Garmin Ltd.	$ 30,414
220	Roche Holding AG	59,256
		89,670
	UNITED STATES - 58.3%
654	AbbVie, Inc. *	43,569
300	Accenture PLC	57,774
924	AES Corp.	15,514
421	Agilent Technologies, Inc.	29,222
680	Allstate Corp.	34,260
295	Ameriprise Financial, Inc.	42,925
138	Anthem, Inc.	40,656
2,020	AT&T, Inc.	68,781
645	Athene Holding Ltd. *	26,355
301	Automatic Data Processing, Inc.	50,123
607	Best Buy Co., Inc.	46,454
1,077	Bristol-Myers Squibb Co.	47,830
710	Booz Allen Hamilton Holding Corp.	48,813
183	Broadcom, Inc.	53,068
1,691	Cabot Oil & Gas Corp.	32,400
853	Cardinal Health, Inc.	39,008
336	CBRE Group, Inc. *	17,811
416	CDW Corp.	49,155
157	Celanese Corp.	17,611
552	Celgene Corp. *	47,951
600	Centene Corp. *	31,254
552	CenterPoint Energy, Inc.	16,014
1,283	Cisco Systems, Inc.	71,078
1,163	Citizens Financial Group, Inc.	43,333
699	Coca-Cola European Partners PLC	38,641
92	Cummins, Inc.	15,088
725	CVS Health Corp.	40,506
182	Darden Restaurants, Inc.	22,124
329	Delta Air Lines, Inc.	20,082
552	Discover Financial Services	49,536
359	Dover Corp.	34,769
662	DXC Technology Co.	36,920
194	Eastman Chemical Co.	14,618
417	Exelon Corp.	18,790
439	FirstEnergy Corp.	19,303
701	Foot Locker, Inc.	28,783
444	General Motors Co.	17,911
274	HCA Healthcare, Inc.	36,582
380	HD Supply Holdings, Inc. *	15,394
658	Herbalife Nutrition Ltd. *	26,991
2,431	HP, Inc.	51,148
321	Ingersoll-Rand PLC	39,695
381	International Business Machines Corp.	56,479
Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.0% (Continued)
	UNITED STATES - 58.3% (Continued)
1,884	Interpublic Group of Cos., Inc.	$ 43,181
300	Jazz Pharmaceuticals PLC *	41,814
378	KLA-Tencor Corp.	51,529
616	Kohl's Corp.	33,178
87	Lear Corp.	11,030
137	Lockheed Martin Corp.	49,617
542	LPL Financial Holdings, Inc.	45,458
192	LyondellBasell Industries NV	16,068
250	M&T Bank Corp.	41,063
354	McKesson Corp.	49,188
1,562	Nielsen Holdings PLC	36,176
106	Norfolk Southern Corp.	20,259
375	Norwegian Cruise Line Holdings Ltd. *	18,540
395	NRG Energy, Inc.	13,485
185	Nucor Corp.	10,060
733	Occidental Petroleum Corp.	37,647
1,316	Old Republic International Corp.	30,018
1,027	Oracle Corp.	57,820
519	PACCAR, Inc.	36,403
233	Paychex, Inc.	19,351
319	Prudential Financial, Inc.	32,318
102	Ralph Lauren Corp.	10,631
108	Reliance Steel & Aluminum Co.	10,795
186	Royal Caribbean Cruises Ltd.	21,639
588	Target Corp.	50,803
525	Tyson Food, Inc.	41,737
198	United Continental Holdings, Inc. *	18,198
143	United Rentals, Inc. *	17,463
562	Valero Energy Corp.	47,910
1,117	Verizon Communications, Inc.	61,737
1,370	Viacom, Inc.	41,579
1,365	Xerox Corp.	43,817
		2,614,831
	TOTAL COMMON STOCKS (Cost $4,418,017)	4,213,614

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.5%
	UNITED STATES - 2.5%
3,974	Annaly Capital Management, Inc.	37,952
855	Host Hotels & Resorts, Inc.	14,868
869	Kimco Realty Corp.	16,693
196	Lamar Advertising Co.	15,860
849	Medical Properties Trust, Inc.	14,858
490	Park Hotels & Resorts, Inc.	12,941
		113,172
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $120,913)	113,172

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

	TOTAL INVESTMENTS - 96.5% (Cost $4,538,930)	$ 4,326,786
	OTHER ASSETS EXCESS LIABILITIES - 3.5%	158,952
	NET ASSETS - 100.0%	$ 4,485,738

PLC - Public Limited Company
* Non-Income producing security.

Item 2. Controls and Procedures.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,213,614	$-	$-	$4,213,614
Real Estate Investment Trusts (REITs)	113,172	-	-	113,172
Total	$4,326,786	$-	$-	$4,326,786

* Refer to the Portfolio of Investments for classifications

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$4,544,701	$179,945	$(397,860)	$(217,915)

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/24/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/24/2019